SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Activity of the asset retirement obligation liability
Asset retirement obligations at beginning of the period	¥ 35,879	¥ 17,648	¥ 9,305
Additions	13,572	16,391	7,394
Accretion expense	2,990	1,840	949
Asset retirement obligations at end of the period	¥ 52,441	¥ 35,879	¥ 17,648